Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unfulfilled long-term contracts	$ 136,243,444	$ 170,913,623